Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expense

	2023	2022
Current income tax expense
Expense for the year	$73.0	$99.8
Adjustments in respect of prior years	2.6	(4.1)
Current income tax expense	$75.6	$95.7
Deferred income tax expense
Origination and reversal of temporary differences	$22.8	$34.9
Impact of changes in tax rates	(0.9)	1.2
Change in unrecognized deductible temporary differences	8.1	—
Adjustments in respect of prior years	(2.9)	1.6
Other	(0.5)	(0.3)
Deferred income tax expense	26.6	37.4
Income tax expense	$102.2	$133.1

Reconciliation of the provision for income taxes

	2023	2022
Net (loss) income before income taxes	$(364.2)	$833.7
Statutory tax rate	26.5%	26.5%
Tax (recovery) expense at statutory rate	$(96.5)	$220.9
Reconciling items
Change in unrecognized deductible temporary differences	$8.1	$—
Income not taxable	(5.5)	(2.6)
Differences in foreign statutory tax rates	195.7	(85.1)
Differences due to changing future tax rates	(0.9)	1.2
Foreign withholding taxes	0.6	0.9
Adjustments in respect of prior years	(0.3)	(2.5)
Other	1.0	0.3
Income tax expense	$102.2	$133.1

Schedule of income tax recovery (expense) recognized in other comprehensive income (loss)

	2023			2022
	Income		Income	Loss		Loss
	before	Tax	after	before	Tax	after
	tax	expense	tax	tax	recovery	tax
Gain (loss) on changes in the fair value of equity investments at FVTOCI	$8.4	$(1.1)	$7.3	$(42.3)	$5.6	$(36.7)
Currency translation adjustment	34.8	—	34.8	(92.0)	—	(92.0)
Other comprehensive income (loss)	$43.2	$(1.1)	$42.1	$(134.3)	$5.6	$(128.7)
Income tax (expense) recovery in other comprehensive income (loss)		$(1.1)			$5.6

Schedule of components of deferred income tax assets and liabilities

	2023	2022
Deferred income tax assets
Deductible temporary differences relating to
Royalty, stream and working interests	$28.7	$34.1
Non-capital loss carry-forwards	7.9	6.6
Other	0.4	(0.8)
	$37.0	$39.9

Deferred income tax liabilities
Taxable temporary differences relating to
Share issue and debt issue costs	$(0.3)	$(0.3)
Royalty, stream and working interests	179.9	156.4
Non-capital loss carry-forwards	(2.8)	(2.6)
Investments	10.1	7.5
Other	(6.8)	(8.0)
	$180.1	$153.0
Deferred income tax liabilities, net	$143.1	$113.1

Schedule of movement in net deferred tax liabilities

	2023	2022
Balance, beginning of year	$113.1	$86.0
Recognized in net (loss) income	26.6	37.4
Recognized in other comprehensive income (loss)	1.1	(5.6)
Other	2.3	(4.7)
Balance, end of year	$143.1	$113.1

Schedule of non-capital losses

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$30.1	2030-2039
Chile	Non-Capital Losses	10.5	No expiry
		$40.6

Schedule of deductible temporary differences, losses and unused tax credits for which no deferred tax assets

	2023	2022
Royalty, stream and working interests	$672.8	$—
Tax losses (expiry dates - 2032-2043) - Canada	6.5	—
	$679.3	$—